INCOME TAXES (Tables)	12 Months Ended
	Dec. 31, 2023	Nov. 30, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	2023	2022
Deferred tax assets:
Receivable from related party	$1,020	$-
Inventory	6,766	-
Deferred Revenue	-	3,082
Lease Liability	126,336	202,209
Accrued Commission	18,745	31,544
Net Operating Loss	544,191	129,220
Total deferred tax assets	$697,058	$366,055

Deferred tax liabilities:
Prepaid commissions	$-	$(1,505)
Right-of-Use Assets	(123,371)	(200,996)
Total deferred tax liabilities	$(123,371)	$(202,501)

Deferred tax assets / (liabilities), net	$573,687	$163,554
Less valuation allowance	(573,687)	(163,554)
Deferred tax asset c/f	$-	$-

The Company’s deferred tax assets are as follows at November 30, 2023 and 2022:

	November 30, 2023	November 30, 2022
Deferred tax asset
Net operating loss	$-	$-
Startup/organizational costs	327,760	241,940
Total deferred tax asset	327,760	241,940
Valuation allowance	(327,760)	(241,940)
Deferred tax asset, net of allowance	$-	$-

SCHEDULE OF PROVISION FOR INCOME TAXES

The provision for income taxes consisted of the following:

	2023	2022
Current	$-	$-
Deferred	-	-
Total	$-	$-

	2023	2022
Income taxes at statutory rate	18.5%	19.0%
Change in valuation allowance	(18.5)%	(19.0)%
Other	-%	-%
Effective tax rate	-%	-%

The income tax provision (benefit) consists of the following for the year November 30, 2023 and November 30, 2022:

	November 30, 2023	November 30, 2022
Federal
Current	$422,230	$186,923
Deferred	-	-
State and Local
Current	-	-
Deferred	-	-
Income tax provision / (benefit)	$422,230	$186,923

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

A reconciliation of the statutory tax rate to the Company’s effective tax rates for the year ended November 30, 2023 and 2022:

	Year Ended November 30, 2023	Year Ended November 30, 2022
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	-	-
Other	1.48	-
Change in valuation allowance	21.00	41.21
Income tax provision (benefit)	43.48%	62.21%